ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of details of the Company's principal subsidiaries, VIE and VIE's subsidiaries

	Place of		Percentage of
	incorporation,		equity interest
	registration and	Date of	attributable
Name of Company	business	incorporation/acquisition	to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation	British Virgin Islands	May 22, 2007	100%	Investment holding
(“BEST BVI”)	(“BVI”)
BEST Logistics Technologies Limited	Hong Kong	May 29, 2007	100%	Investment holding
(“BEST HK”)	(“HK”)
BEST Capital Inc (“BEST Capital”)	Cayman Islands	December 13, 2017	100%	Investment holding
BEST Capital Holding Limited	BVI	December 13, 2017	100%	Investment holding
(“BEST Capital BVI”)
BEST Store Network Limited (“Store Cayman”)	Cayman Islands	July 24, 2017	100%	Investment holding
BEST Store Network Holding Limited	BVI	November 13, 2018	100%	Investment holding
(“Store BVI”)
BEST Store Network Management Limited	HK	November 16, 2018	100%	Investment holding
(“Store HK”)
BEST Capital Management Limited	HK	December 20, 2017	100%	Investment holding
(“BEST Capital HK”)
BEST Logistics Technologies (China) Co., Ltd.	PRC	April 23, 2008	100%	Freight delivery and Supply chain
(“BEST China”)				management services
BEST Store Network (Hangzhou) Co., Ltd.	PRC	May16, 2013	100%	Store + services
(“BEST Store”)
Zhejiang BEST Technology Co., Ltd.	PRC	July 26, 2007	100%	Logistics technical services
(“BEST Technology”)
Xinyuan Financial Leasing (Zhejiang) Co., Ltd.	PRC	January 15, 2015	100%	Financial services
(“BEST Finance”)
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd. (“BEST Ningbo”)	PRC	May 22, 2015	100%	Supply chain management services
VIEs
Hangzhou BEST Information Technology Services Co., Ltd. (“BEST Information Technology”)	PRC	October 23, 2019	Nil	UCargo transportation services
Hangzhou Baijia Business Management Consulting Co., Ltd. (“Hangzhou Baijia”)	PRC	December 20, 2019	Nil	Convenience store operations
Yunnan Trust Plan (“Trust Plan”)	PRC	March 11, 2021	Nil	Trust Plan
VIEs’ subsidiaries:
BEST UCargo Technologies (Hangzhou) Co., Ltd	PRC	September 8, 2017	Nil	UCargo transportation services
(“BEST UCargo”)

Schedule of carrying amounts of the assets, liabilities and the results of operations of the VIE and its subsidiaries

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	6,562	9,861	1,392
Accounts and notes receivable, net	41,357	41,767	5,897
Prepayments and other current assets	33,064	25,632	3,619
Amounts due from Group companies	233,032	302,018	42,642
Inventories	44	18	3
Total current assets	314,059	379,296	53,553
Non-current assets:
Operating lease right-of-use assets	—	—	—
Property and equipment, net	128,672	118,018	16,663
Intangible assets, net	—	—	—
Restricted cash	1,474	1,460	206
Total non-current assets	130,146	119,478	16,869
Total assets	444,205	498,774	70,422
LIABILITIES
Current liabilities:
Accounts and notes payable	22,379	45,719	6,456
Accrued expenses and other liabilities	20,390	33,230	4,690
Customer advances and deposits and deferred revenue	—	34	5
Operating lease liabilities	376	—	—
Financing lease liabilities	10,383	20	3
Amounts due to Group companies	393,834	404,371	57,093
Short-term bank loans	110,142	144,755	20,438
Total current liabilities	557,504	628,129	88,685
Non-current liabilities:
Financing lease liabilities	24,702	370	52
Other non-current liabilities	438	17,346	2,449
Total non-current liabilities	25,140	17,716	2,501
Total liabilities	582,644	645,845	91,186

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue from continuing operations	3,116,599	380,358	589,084	82,971
Revenue from discontinued operations	16,486,807	—	—	—
Total revenue	19,603,406	380,358	589,084	82,971

Net loss from continuing operations	(104,999)	(12,182)	(8,707)	(1,226)
Net loss from discontinued operations	(1,936,791)	—	—	—

Net cash(used in) generated from continuing operating activities	(266,070)	152,483	158,887	22,379
Net cash used in discontinued operating activities	(1,938,454)	—	—	—
Net cash used in continuing investing activities	(349,795)	(28,269)	(37,916)	(5,340)
Net cash used in discontinued investing activities	(448,016)	—	—	—
Net cash generated from (used in) continuing financing activities	242,350	(252,218)	(117,680)	(16,575)
Net cash generated from discontinued financing activities	2,136,199	—	—	—
Exchange rate effect on cash, cash equivalents and restricted cash in continuing operating activities	(18)	176	(8)	—

Schedule of the assets, liabilities and cash flows of the consolidated Plan

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Cash and cash equivalents	5,042	27	4
Amounts due from related parties	35,877	—	—
Prepayments and other current assets	17,909	—	—
Total current assets	58,828	27	4
Total assets	58,828	27	4

Amounts due to related parties	54,011	4	1
Accrued expenses and other liabilities	351	—	—
Total current liabilities	54,362	4	1
Amounts due to related parties	4,466	23	3
Total non-current liabilities	4,466	23	3
Total liabilities	58,828	27	4

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue from third parties	80,029	31,598	1,707	240
Cost of revenue	64,312	37,135	7,872	1,109
Net income (loss)	5,493	(8,775)	(6,702)	(944)

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash generated from (used in) operating activities	53,373	21,385	(36,074)	(5,081)
Net cash (used in) generated from investing activities	(233,203)	184,929	31,059	4,375
Net cash generated from (used in ) financing activities	115,996	(227,438)	—	—